Basis of Financial Statements and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Estimated Useful Lives of Premises and Equipment	MUFG Bank and Mitsubishi UFJ Trust and Banking apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	2 to 39

Useful Lives of Intangible Assets and Amortization Method by Major Class	Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	3 to 10	Straight-line
Core deposit intangibles	9 to 16	Straight-line
Customer relationships	7 to 27	Straight-line, Declining-balance
Trade names	10 to 40	Straight-line